Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Financing Receivables
Summary of the components of financing receivables

($ in millions)
	Client Financing Receivables		Commercial Financing Receivables
	Client Loan and	Investment in
	Installment Payment	Sales-Type and
	Receivables/	Direct Financing	Held for	Held for
At December 31, 2021:	(Loans)	Leases	Investment	Sale	*	Total
Financing receivables, gross	$9,303	$3,336	$450	$793		$13,881
Unearned income	(353)	(223)	—	—		(576)
Residual value**	—	335	—	—		335
Amortized cost	$8,949	$3,448	$450	$793		$13,640
Allowance for credit losses	(131)	(64)	(6)	—		(201)
Total financing receivables, net	$8,818	$3,384	$444	$793		$13,439
Current portion	$5,371	$1,406	$444	$793		$8,014
Noncurrent portion	$3,447	$1,978	$—	$—		$5,425

($ in millions)
	Client Financing Receivables		Commercial Financing ReceivablesÈ
	Client Loan and	Investment in
	Installment Payment	Sales-Type and
	Receivables/	Direct Financing	Held for	Held for
At December 31, 2020:	(Loans)	Leases	Investment	Sale	*	Total
Financing receivables, gross	$12,159	$4,001	$2,036	$383		$18,580
Unearned income	(488)	(335)	0	—		(823)
Residual value**	—	485	—	—		485
Amortized cost	$11,671	$4,151	$2,036	$383		$18,242
Allowance for credit losses	(173)	(82)	(8)	—		(263)
Total financing receivables, net	$11,498	$4,069	$2,028	$383		$17,979
Current portion	$6,955	$1,525	$2,028	$383		$10,892
Noncurrent portion	$4,542	$2,544	$—	$—		$7,086

*	The carrying value of the receivables classified as held for sale approximates fair value.
**	Includes guaranteed and unguaranteed residual value.
È	Recast to conform to 2021 presentation.

Schedule of transfer of client and commercial financing assets

($ in millions)
	2021	2020
Client financing receivables for the year ended December 31
Lease receivables	$819	$1,152
Loan receivables	2,224	1,410
Total client financing receivables transferred*	$3,043	$2,562
Commercial financing receivables
Receivables transferred for the year ended December 31	$7,359	$515
Receivables transferred and uncollected as of December 31**	1,653	510

*   More than half of the client financing receivables sold were classified as current assets at the time of sale.

**

Of the total amount of commercial financing receivables sold and derecognized from the Consolidated Balance Sheet, the amounts presented remained uncollected from business partners as of December 31, 2021 and 2020.

Schedule of financing receivables and allowance for credit losses by class

($ in millions)
At December 31, 2021:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$6,573	$3,793	$2,031	$12,397
Allowance for credit losses
Beginning balance at January 1, 2021	$141	$77	$37	$255
Write-offs	(8)	(2)	(7)	(17)
Recoveries	0	0	1	1
Additions/(releases)	(19)	(11)	(7)	(38)
Other*	(3)	(3)	0	(7)
Ending balance at December 31, 2021	$111	$61	$23	$195

* Primarily represents translation adjustments.

($ in millions)
At December 31, 2020:	Americas	EMEA	Asia Pacific	Total
Amortized cost	$7,758	$5,023	$3,042	$15,822
Allowance for credit losses
Beginning balance at January 1, 2020	142	69	41	252
Write-offs	(28)	(3)	(3)	(34)
Recoveries	0	0	2	3
Additions/(releases)	33	5	(4)	34
Other*	(6)	6	1	1
Ending balance at December 31, 2020	$141	$77	$37	$255

* Primarily represents translation adjustments.

Schedule of past due financing receivables

($ in millions)
				Amortized		Billed	Amortized
	Total	Amortized		Cost		Invoices	Cost
	Amortized	Cost		> 90 Days and		> 90 Days and	Not
At December 31, 2021:	Cost	> 90 Days	(1)	Accruing	(1)	Accruing	Accruing	(2)
Americas	$6,573	$188		$100		$6	$90
EMEA	3,793	99		7		2	95
Asia Pacific	2,031	25		5		2	20
Total client financing receivables	$12,397	$312		$112		$10	$205

($ in millions)
				Amortized		Billed	Amortized
	Total	Amortized		Cost		Invoices	Cost
	Amortized	Cost		> 90 Days and		> 90 Days and	Not
At December 31, 2020:	Cost	> 90 Days	(1)	Accruing	(1)	Accruing	Accruing	(2)
Americas	$7,758	$295		$200		$12	$96
EMEA	5,023	119		28		5	95
Asia Pacific	3,042	42		12		4	32
Total client financing receivables	$15,822	$456		$241		$20	$223

(1)	At a contract level, which includes total billed and unbilled amounts for financing receivables aged greater than 90 days.
(2)	Of the amortized cost not accruing, there was a related allowance of $153 million and $178 million at December 31, 2021 and 2020, respectively. Financing income recognized on these receivables was immaterial for the years ended December 31, 2021 and 2020, respectively.

Schedule of amortized cost by credit quality indicator

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2021:	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D
Vintage year
2021	$2,556	$1,147	$1,181	$778	$565	$226
2020	1,013	392	506	342	381	86
2019	544	236	287	291	297	51
2018	338	117	189	85	211	64
2017	108	50	15	52	74	17
2016 and prior	20	53	21	46	38	20
Total	$4,579	$1,994	$2,198	$1,595	$1,567	$464

($ in millions)
	Americas		EMEA		Asia Pacific
At December 31, 2020:	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D	Aaa - Baa3	Ba1 - D
Vintage year
2020	$2,818	$1,449	$1,513	$1,427	$958	$351
2019	988	623	668	519	564	123
2018	829	360	329	245	419	167
2017	285	154	70	128	205	52
2016	90	52	33	46	114	33
2015 and prior	28	81	22	22	38	18
Total	$5,038	$2,720	$2,635	$2,387	$2,298	$743